FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Capital risk management (Details)	12 Months Ended
Jun. 30, 2020
Rizobacter Argentina S.A
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Waiver period granted (in years)	1 year